Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The movement of the goodwill for the years ended December 31, 2017 and 2016 is as follows:

Balance as of January 1, 2016	$-
Acquisition of Boca	36,504
Balance as of December 31, 2016	$36,504
Acquisition of CSL	20,230
Acquisition of GCL	248
Impairment of goodwill in relation to Boca	(5,618)
Impairment of goodwill in relation to CSL	(1,387)
Balance as of December 31, 2017	$49,977